Events after the reporting period	12 Months Ended
Mar. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period
40.	Events after the reporting period

40.1       A new company named Amira International Finance B.V. has been incorporated in Netherlands on July 30, 2018. Amira International Finance B.V. is a 100% owned subsidiary of Amira Nature Foods Limited.

40.2    On June 06, 2018, we delivered 485,145 of our restricted ordinary shares to a Claim Purchaser of certain vendors of the Company in exchange for claims in the amount of $1,067,300 ($2.20 per share). As amended, our agreement with the Claim Purchaser allows us at our election to deliver up to 3,000,000 of our restricted ordinary shares as payment for Claims purchased by the Claim Purchaser. These securities were offered and sold without registration under Section 5 of the Securities Act of 1933 (“Securities Act”) pursuant to Regulation S under the Securities Act. The Claim Purchaser and vendors are non-U.S. persons. These securities may not be offered or sold within the United States absent registration or an applicable exemption from the registration requirements of the Securities Act of 1933, as amended.

Other than the item mentioned above, there have been no material events other than already disclosed in the financial statement after reporting date which would require disclosure or adjustments to the financial statements as of and for the year ended March 31, 2018.